Risks arising from financial instruments	6 Months Ended
Jun. 30, 2025
Text Block1 [Abstract]
Risks arising from financial instruments
19.	Risks arising from financial instruments
A)  FINANCIAL ASSETS AND LIABILITIES
Set out below is an overview of financial assets and liabilities held by the company as at the dates indicated:

	30 June 2025				31 December 2024
Million US dollar	At amortized cost	At fair value through profit or loss	At fair value through OCI	Total	At amortized cost	At fair value through profit or loss	At fair value through OCI	Total

Cash and cash equivalents	7 167	-	-	7 167	11 174	-	-	11 174
Trade and other receivables	5 944	-	-	5 944	4 714	-	-	4 714
Investment securities	27	205	125	357	30	221	138	389
Foreign exchange derivatives	-	33	52	85	-	23	433	457
Commodities	-	-	182	182	-	-	106	106
Cross currency interest rate swaps	-	-	103	103	-	-	249	249
Interest rate swaps	-	14	-	14	-	3	-	3
Financial assets	13 137	252	462	13 852	15 918	247	927	17 092
Non-current	439	21	148	608	382	-	399	781
Current	12 698	231	315	13 243	15 536	247	528	16 311

Trade and other payables	19 196	306	-	19 502	20 037	288	-	20 325
Non-current interest-bearing loans and borrowings	70 516	1 463	-	71 979	69 011	1 709	-	70 720
Current interest-bearing loans and borrowings	3 578	-	-	3 578	1 449	-	-	1 449
Bank overdrafts	21	-	-	21	-	-	-	-
Equity swaps	-	5 098	-	5 098	-	5 614	-	5 614
Foreign exchange derivatives	-	131	352	484	-	30	22	52
Commodities	-	-	60	60	-	-	70	70
Cross currency interest rate swaps	-	-	259	259	-	-	55	55
Interest rate swaps	-	80	-	80	-	94	-	94
Financial liabilities	93 311	7 079	671	101 061	90 497	7 735	147	98 379
Non-current	71 193	1 897	177	73 267	69 494	1 933	66	71 492
Current	22 119	5 181	495	27 795	21 003	5 802	82	26 887

B)  INTEREST RATE RISK
The table below reflects the effective interest rates of interest-bearing financial liabilities at the reporting date as well as the currency in which the debt is denominated.

30 June 2025	Before hedging		After hedging
Interest-bearing financial liabilities	Effective	Amount	Effective	Amount
Million US dollar	interest rate		interest rate

Floating rate
US dollar	-	-	5.5%	1 192
Other	6.1%	307	9.5%	306
		307		1 498
Fixed rate
US dollar	5.2%	42 732	5.5%	34 692
Euro	2.7%	29 283	2.7%	30 658
Chinese yuan	3.5%	38	2.7%	2 768
Canadian dollar	4.5%	581	4.4%	2 683
South Korean won	5.3%	47	2.5%	2 207
Pound sterling	3.3%	1 262	2.6%	37
Other	11.8%	1 328	11.7%	1 035
		75 272		74 081

31 December 2024 1	Before hedging		After hedging
Interest-bearing financial liabilities	Effective	Amount	Effective	Amount
Million US dollar	interest rate		interest rate

Floating rate
US dollar	-	-	5.3%	1 792
Other	11.2%	184	11.2%	184
		184		1 975
Fixed rate
US dollar	5.1%	46 192	5.4%	36 780
Euro	2.5%	22 653	2.5%	23 530
Chinese yuan	3.2%	41	2.6%	2 921
Canadian dollar	4.5%	555	4.4%	2 657
South Korean won	4.9%	40	2.3%	2 200
Pound sterling	3.3%	1 154	2.6%	34
Other	9.9%	1 350	10.5%	2 073
		71 986		70 195
As at 30 June 2025, the total carrying amount of the floating and fixed rate interest-bearing financial liabilities before hedging as listed above includes bank overdrafts of 21m US dollar (31 December 2024: nil). As disclosed in the above table, 1 498m US dollar or 2.0% of the company’s interest-bearing financial liabilities bears interest at a variable rate.
C)  EQUITY PRICE RISK
AB InBev enters into equity swap derivatives to hedge the price risk on its shares in connection with its share-based payments programs, as disclosed in Note 18
Share-based Payments.
AB InBev also hedges its exposure arising from shares issued in connection with the Grupo Modelo and SAB combinations (see also Note 8
Finance
expense
and income
). These derivatives do not qualify for hedge accounting and the changes in fair value are recorded in the income statement.
As at 30 June 2025, an exposure for an equivalent of 100.5 m of AB InBev shares was hedged, resulting in a total gain of 339m US dollar recognized in the income statement for the period in exceptional finance income/(expense). As at 30 June 2025, liabilities for equity swap derivatives amounted to 5.1 billion US dollar (31 December 2024: 5.6 billion US dollar).

1	Amended to conform to the 2025 presentation

D)  CREDIT RISK
Credit risk encompasses all forms of counterparty exposure, i.e., where counterparties may default on their obligations to AB InBev in relation to lending, hedging, settlement and other financial activities. The company has a credit policy in place and the exposure to counterparty credit risk is monitored.
AB InBev mitigates its exposure through a variety of mechanisms. It has established minimum counterparty credit ratings and enters into transactions only with financial institutions of investment grade rating. The company monitors counterparty credit exposures closely and reviews any external downgrade in credit rating immediately. To mitigate pre-settlement
risk, counterparty minimum credit standards become more stringent with increases in the duration of the derivatives. To minimize the concentration of counterparty credit risk, the company enters into derivative transactions with different financial institutions.
The company also has master netting agreements with all of the financial institutions that are counterparties to over the counter (OTC) derivatives. These agreements allow for the net settlement of assets and liabilities arising from different transactions with the same counterparty. Based on these factors, AB InBev considers the impact of the risk of counterparty default as at 30 June 2025 to be limited.
Exposure to credit risk
Credit risk arises from financial assets including trade and other receivables. The carrying amount of financial assets represents the maximum credit exposure of the company. The carrying amount is presented net of the impairment losses recognized and disclosed by financial asset class in section
A) Financial assets and liabilities
.
The maximum exposure to credit risk at the reporting date for trade and other receivables, excluding Brazilian tax credits, tax receivables other than income tax and prepaid expenses, was as follows:

	30 June 2025			31 December 2024
Million US dollar	Gross	Impairment	Net carrying amount	Gross	Impairment	Net carrying amount

Trade receivables	5 288	(422)	4 866	4 168	(377)	3 792
Other receivables	1 144	(67)	1 077	984	(61)	923
Trade and other receivables	6 433	(489)	5 944	5 152	(438)	4 714
There was no significant concentration of credit risks with any single counterparty as of 30 June 2025 and no single customer represented more than 10% of the total revenue of the group in 2025.
Impairment losses
The allowance for impairment recognized during the period on trade and other receivables was as follows:

	30 June 2025	31 December 2024
Balance at end of previous year	(438)	(462)
Impairment losses	(28)	(56)
Derecognition	11	24
Currency translation and other	(35)	55
Balance at end of period	(489)	(438)
E)  LIQUIDITY RISK
Historically, AB InBev’s primary sources of cash flow have been cash flows from operating activities, the issuance of debt, bank borrowings and equity securities. AB InBev’s material cash requirements have included the following:

•	Debt servicing;

•	Capital expenditures;

•	Investments in companies;

•	Increases in ownership of AB InBev’s subsidiaries or companies in which it holds equity investments;

•	Share buyback programs; and

•	Payments of dividends and interest on shareholders’ equity.

The company believes that cash flows from operating activities, available cash and cash equivalents as well as short term investments, along with related derivatives and access to borrowing facilities, will be sufficient to fund capital expenditures, financial instrument liabilities and dividend payments going forward. It is the intention of the company to continue to reduce its financial indebtedness through a combination of strong operating cash flow generation and continued refinancing.
The following are the nominal contractual maturities of
non-derivative
financial liabilities including interest payments and derivative liabilities:

	30 June 2025
Million US dollar	Carrying amount	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years

Non-derivative financial liabilities
Unsecured bond issues	(72 826)	(119 917)	(5 769)	(5 304)	(9 219)	(11 924)	(87 701)
Trade and other payables	(23 201)	(23 390)	(22 128)	(270)	(107)	(364)	(523)
Lease liabilities	(2 333)	(2 590)	(666)	(618)	(419)	(429)	(458)
Secured bank loans	(19)	(24)	(6)	(5)	(5)	(9)	-
Unsecured bank loans	(196)	(196)	(196)	-	-	-	-
Unsecured other loans	(184)	(208)	(79)	(100)	(18)	(1)	(10)
Bank overdrafts	(21)	(21)	(21)	-	-	-	-
	(98 779)	(146 347)	(28 864)	(6 297)	(9 766)	(12 727)	(88 692)

Derivative financial liabilities
Equity derivatives	(5 098)	(5 098)	(5 098)	-	-	-	-
Foreign exchange derivatives	(484)	(484)	(367)	(28)	-	(89)	-
Cross currency interest rate swaps	(259)	(259)	(85)	(6)	(71)	(61)	(36)
Interest rate swaps	(80)	(80)	-	(80)	-	-	-
Commodity derivatives	(60)	(60)	(59)	(1)	-	-	-
	(5 981)	(5 981)	(5 609)	(115)	(71)	(150)	(36)

Of which: related to cash flow hedges	(432)	(432)	(399)	(3)	(24)	(1)	(5)

	31 December 2024
Million US dollar	Carrying amount	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years

Non-derivative financial liabilities
Unsecured bond issues	(69 484)	(113 412)	(3 453)	(3 416)	(7 311)	(14 352)	(84 881)
Trade and other payables	(24 601)	(24 760)	(23 750)	(257)	(128)	(328)	(297)
Lease liabilities	(2 303)	(2 592)	(639)	(620)	(398)	(447)	(488)
Secured bank loans	(19)	(25)	(5)	(4)	(4)	(8)	(4)
Unsecured bank loans	(94)	(94)	(94)	-	-	-	-
Unsecured other loans	(269)	(297)	(172)	(94)	(20)	(2)	(9)
	(96 770)	(141 181)	(28 113)	(4 391)	(7 861)	(15 138)	(85 678)

Derivative financial liabilities
Equity derivatives	(5 614)	(5 614)	(5 614)	-	-	-	-
Foreign exchange derivatives	(52)	(52)	(52)	-	-	-	-
Cross currency interest rate swaps	(55)	(55)	9	9	(30)	1	(46)
Interest rate swaps	(94)	(94)	(93)	-	-	-	(1)
Commodity derivatives	(69)	(69)	(69)	-	-	-	-
	(5 885)	(5 885)	(5 818)	9	(30)	1	(47)

Of which: related to cash flow hedges	(134)	(134)	(91)	(2)	(38)	-	(4)

F)  FAIR VALUE
The following table summarizes the carrying amount and the fair value of the fixed rate interest-bearing financial liabilities as recognized in the statement of financial position. Floating rate interest-bearing financial liabilities, trade and other receivables and trade and other payables, lease liabilities and derivative financial instruments have been excluded from the analysis as their carrying amount is a reasonable approximation of their fair value.

Interest-bearing financial liabilities	30 June 2025		31 December 2024
Million US dollar	Carrying amount	Fair value	Carrying amount	Fair value

Fixed rate
US dollar	(42 350)	(42 824)	(45 800)	(45 558)
Euro	(28 494)	(28 075)	(21 915)	(21 605)
Pound sterling	(1 212)	(1 152)	(1 108)	(1 046)
Canadian dollar	(512)	(480)	(484)	(461)
Other	(370)	(372)	(375)	(373)
	(72 938)	(72 902)	(69 682)	(69 044)
The table sets out the fair value hierarchy based on the degree to which significant market inputs are observable:

Fair value hierarchy 30 June 2025 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs -level 3

Financial Assets
Derivatives at fair value through profit and loss	-	47	-
Derivatives in a cash flow hedge relationship	23	208	-
Derivatives in a net investment hedge relationship	-	107	-
	23	361	-
Financial Liabilities
Deferred consideration on acquisitions at fair value	-	-	306
Derivatives at fair value through profit and loss	-	5 229	-
Derivatives in a cash flow hedge relationship	40	392	-
Derivatives in a fair value hedge relationship	-	80	-
Derivatives in a net investment hedge relationship	-	239	-
	40	5 941	306

Fair value hierarchy 31 December 2024 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs - level 3

Financial Assets
Held for trading (non-derivatives)	-	9	-
Derivatives at fair value through profit and loss	-	26	-
Derivatives in a cash flow hedge relationship	27	416	-
Derivatives in a net investment hedge relationship	-	345	-
	27	796	-
Financial Liabilities
Deferred consideration on acquisitions at fair value	-	-	288
Derivatives at fair value through profit and loss	-	5 644	-
Derivatives in a cash flow hedge relationship	29	105	-
Derivatives in a fair value hedge relationship	-	94	-
Derivatives in a net investment hedge relationship	-	14	-
	29	5 857	288
There were no significant changes in the measurement and valuation techniques, or significant transfers between the levels of the financial assets and liabilities during the period. Movements in the fair value “level 3” category of financial liabilities, measured on a recurring basis, are mainly related to the settlement and remeasurement of deferred consideration from prior years acquisitions and the put option as described below.
Non-derivative
financial liabilities
As part of the 2012 shareholders agreement between Ambev and E. León Jimenes S.A. (“ELJ”), following the acquisition of Cervecería Nacional Dominicana S.A. (“CND”), a forward-purchase contract (combination of a put option and purchased call option) was put in place which may result in Ambev acquiring additional shares in CND. In July 2020, Ambev and ELJ amended the Shareholders’ Agreement to extend their partnership and change the terms and the exercise date of the call and put options. On 31 January 2024, ELJ exercised its put option to sell to Ambev approximately 12% of the shares of CND for a net consideration of 0.3 billion US dollar. The closing of the transaction resulted in Ambev’s participation in CND increasing from 85% to 97%. ELJ currently holds 3% of CND and the remaining put option is exercisable as from 2026. As at 30 June 2025, the put option on the remaining shares held by ELJ was valued at 209m US dollar (31 December 2024: 195m US dollar) and recognized as a deferred consideration on acquisitions at fair value in the “level 3” category above.